Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 97.7%
Advertising — 0.3%
The Trade Desk, Inc., Class A*	18,100	$1,272,430
Aerospace & Defense — 1.6%
Airbus S.E.*	23,700	3,142,049
Teledyne Technologies, Inc.*	7,988	3,431,485
		6,573,534
Airlines — 0.3%
Southwest Airlines Co.*	21,800	1,121,174
Apparel — 0.6%
NIKE, Inc., Class B	17,418	2,529,616
Auto Manufacturers — 2.4%
Ferrari N.V.	14,698	3,073,646
Tesla, Inc.*	9,004	6,982,422
		10,056,068
Auto Parts & Equipment — 0.1%
Aptiv PLC*	3,387	504,561
Biotechnology — 0.4%
Argenx S.E., ADR*	2,580	779,160
Incyte Corp.*	11,962	822,746
		1,601,906
Chemicals — 0.1%
Linde PLC	1,266	371,419
Commercial Services — 5.1%
Affirm Holdings, Inc.*	5,592	666,175
Afterpay Ltd.*	36,726	3,190,576
Cintas Corp.	7,520	2,862,563
Global Payments, Inc.	18,524	2,919,012
MarketAxess Holdings, Inc.	1,745	734,104
PayPal Holdings, Inc.*	15,330	3,989,019
S&P Global, Inc.	6,476	2,751,588
Square, Inc., Class A*	5,500	1,319,120
StoneCo Ltd., Class A*	16,002	555,589
Toast, Inc., Class A*	1,744	87,113
TransUnion	21,766	2,444,540
		21,519,399
Computers — 5.0%
Apple, Inc.	149,116	21,099,914
Diversified Financial Services — 4.5%
Ant Group Co. Ltd.(1),*,#	189,827	1,023,167
Mastercard, Inc., Class A	18,567	6,455,375
Tradeweb Markets, Inc., Class A	10,572	854,006
Visa, Inc., Class A	40,276	8,971,479
XP, Inc., Class A*	32,698	1,313,479
		18,617,506
Electrical Components & Equipment — 0.6%
Generac Holdings, Inc.*	6,300	2,574,621
Entertainment — 0.3%
DraftKings, Inc., Class A*	23,730	1,142,837
	Number of Shares	Value†

Healthcare Products — 3.5%
Align Technology, Inc.*	1,447	$962,877
Avantor, Inc.*	51,068	2,088,681
Intuitive Surgical, Inc.*	6,526	6,487,823
Stryker Corp.	19,040	5,021,229
		14,560,610
Healthcare Services — 2.2%
Anthem, Inc.	4,575	1,705,560
HCA Healthcare, Inc.	16,312	3,959,249
Humana, Inc.	2,807	1,092,344
UnitedHealth Group, Inc.	6,438	2,515,584
		9,272,737
Internet — 37.6%
Airbnb, Inc., Class A*	13,082	2,194,505
Alibaba Group Holding Ltd., ADR*	11,800	1,746,990
Alphabet, Inc., Class A*	6,748	18,040,913
Alphabet, Inc., Class C*	5,755	15,338,859
Amazon.com, Inc.*	12,365	40,619,520
Booking Holdings, Inc.*	1,193	2,832,027
Bright Health Group, Inc.*	23,325	190,332
Coupang, Inc., Class A*	41,772	1,163,350
DoorDash, Inc., Class A*	14,877	3,064,364
Facebook, Inc., Class A*	75,394	25,587,970
Farfetch Ltd., Class A*	44,741	1,676,893
IAC/InterActiveCorp.*	1,724	224,620
Kuaishou Technology*	4,500	48,027
Match Group, Inc.*	20,163	3,165,389
Meituan, Class B*	29,800	951,259
Netflix, Inc.*	14,702	8,973,219
Pinduoduo, Inc., ADR*	9,300	843,231
Pinterest, Inc., Class A*	32,600	1,660,970
Sea Ltd., ADR*	31,909	10,170,356
Shopify, Inc., Class A*	1,459	1,978,083
Snap, Inc., Class A*	131,307	9,699,648
Spotify Technology S.A.*	17,186	3,872,693
Tencent Holdings Ltd.	45,800	2,734,203
Vimeo, Inc.*	9,842	289,060
		157,066,481
Lodging — 0.8%
Las Vegas Sands Corp.*	33,790	1,236,714
Wynn Resorts Ltd.*	24,908	2,110,953
		3,347,667
Office & Business Equipment — 0.2%
Zebra Technologies Corp., Class A*	1,476	760,760
Pharmaceuticals — 2.2%
AstraZeneca PLC, ADR	40,881	2,455,313
Cigna Corp.	7,981	1,597,477
Eli Lilly & Co.	22,316	5,156,112
		9,208,902
Retail — 3.2%
Carvana Co.*	5,520	1,664,501
Chipotle Mexican Grill, Inc.*	1,604	2,915,302

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Lululemon Athletica, Inc.*	8,743	$3,538,292
Ross Stores, Inc.	47,701	5,192,254
		13,310,349
Semiconductors — 3.6%
Advanced Micro Devices, Inc.*	32,046	3,297,533
ASML Holding N.V.	8,429	6,280,532
NVIDIA Corp.	13,500	2,796,660
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	24,826	2,771,823
		15,146,548
Software — 22.1%
Activision Blizzard, Inc.	14,663	1,134,770
Avalara, Inc.*	8,420	1,471,563
Bill.com Holdings, Inc.*	1,461	390,014
Black Knight, Inc.*	25,231	1,816,632
Ceridian HCM Holding, Inc.*	8,401	946,121
Coupa Software, Inc.*	1,663	364,496
Datadog, Inc., Class A*	15,868	2,242,942
Fiserv, Inc.*	36,712	3,983,252
Intuit, Inc.	17,293	9,329,746
Magic Leap, Inc., Class A(1),*,#	1,353	16,102
Microsoft Corp.	138,298	38,988,972
MongoDB, Inc.*	5,757	2,714,483
MSCI, Inc.	1,922	1,169,230
Paycom Software, Inc.*	2,154	1,067,846
ROBLOX Corp., Class A*	15,798	1,193,539
Roper Technologies, Inc.	8,799	3,925,498
salesforce.com, Inc.*	21,500	5,831,230
SentinelOne, Inc., Class A*	22,900	1,226,753
ServiceNow, Inc.*	9,032	5,620,343
Snowflake, Inc.*	2,740	828,658
Splunk, Inc.*	11,248	1,627,698
Stripe, Inc., Class B(1),*,#	8,608	428,420
UiPath, Inc., Class A*	38,728	2,037,480
Workday, Inc.*	4,478	1,119,007
Zoom Video Communications, Inc., Class A*	11,842	3,096,683
		92,571,478
Transportation — 1.0%
Didi Global, Inc.*,>	11,920	352,856
FedEx Corp.	13,993	3,068,525
Norfolk Southern Corp.	3,895	931,878
		4,353,259
TOTAL COMMON STOCKS (Cost $229,220,923)		408,583,776

PREFERRED STOCKS — 2.0%
Auto Manufacturers — 1.7%
Rivian Automotive, Series D, CONV(1),*,#	91,993	6,534,263
Waymo LLC, Series A-2, CONV(1),*,#	3,737	342,765
		6,877,028
	Number of Shares	Value†

Electronics — 0.2%
GM Cruise, Class F, CONV(1),*,#	27,200	$716,720
Internet — 0.1%
Aurora Innovation, Inc., Series B, CONV*,#	27,730	537,280
Real Estate — 0.0%
WeWork Companies, Inc., Series E, CONV*,#	5,633	41,927
TOTAL PREFERRED STOCKS (Cost $2,247,159)		8,172,955

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%)	1,026,684	1,026,684
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 0.050%)	193	193
TOTAL SHORT-TERM INVESTMENTS (Cost $1,026,877)		1,026,877
TOTAL INVESTMENTS — 99.9% (Cost $232,494,959)		$417,783,608
Other Assets & Liabilities — 0.1%		241,365
TOTAL NET ASSETS — 100.0%		$418,024,973

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $9,640,644 which represented 2.3% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Ant Group Co. Ltd.	6/7/2018	$1,064,930	$1,023,167
Aurora Innovation, Inc., Series B	3/1/2019	256,234	537,280
GM Cruise, Class F	5/7/2019	496,400	716,720
Magic Leap, Inc., Class A	1/20/2016	657,500	16,102
Rivian Automotive, Series D	12/23/2019	988,373	6,534,263
Stripe, Inc., Class B	12/17/2019	135,060	428,420

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Large Growth Stock Fund
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	5/8/2020	$320,885	$342,765
WeWork Companies, Inc., Series E	6/13/2015	185,267	41,927
Total		$4,104,649	$9,640,644
>	Restricted Security. These investments are restricted due to a lock up provision which may limit their liquidity for 180 days after the effective date of registration under the Securities Act of 1933. At September 30, 2021, the aggregate value of restricted securities was $352,856 which represented 0.1% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Didi Global, Inc.	10/19/2015	$326,920	$352,856
ADR— American Depositary Receipt.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2021††
United States	87%
Singapore	2
Netherlands	2
China	2
Canada	1
United Kingdom	1
Sweden	1
Other	4
Total	100%
††	% of total investments as of September 30, 2021.
3